Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction[1] £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2017	2,979	49,231	3,951	834	56,995
Exchange adjustments	(169)	(2,862)	(89)	(67)	(3,187)
Additions	38	430	3,358	75	3,901
Disposals[2]	(16)	(216)	(21)	(34)	(287)
Reclassifications[3]	98	2,791	(2,926)	49	12
Cost at 31 March 2018	2,930	49,374	4,273	857	57,434
Exchange adjustments	114	2,001	70	47	2,232
Additions	34	391	3,533	57	4,015
Disposals[2]	(35)	(357)	(159)	(44)	(595)
Reclassifications[3]	295	2,974	(3,292)	13	(10)
Cost at 31 March 2019	3,338	54,383	4,425	930	63,076
Accumulated depreciation at 1 April 2017	(684)	(15,996)	—	(490)	(17,170)
Exchange adjustments	28	695	—	36	759
Depreciation charge for the year	(28)	(1,276)	—	(88)	(1,392)
Disposals	10	199	—	33	242
Reclassifications[3]	—	(20)	—	—	(20)
Accumulated depreciation at 31 March 2018	(674)	(16,398)	—	(509)	(17,581)
Exchange adjustments	(19)	(501)	—	(25)	(545)
Depreciation charge for the year	(93)	(1,229)	(150)	(101)	(1,573)
Disposals	7	335	150	44	536
Reclassifications[3]	1	(1)	—	—	—
Accumulated depreciation at 31 March 2019	(778)	(17,794)	—	(591)	(19,163)
Net book value at 31 March 2019	2,560	36,589	4,425	339	43,913
Net book value at 31 March 2018	2,256	32,976	4,273	348	39,853

1.	Included within disposals are UK nuclear connections development costs of £150 million (before £13 million of termination income) which were written off (2018: £nil). See note 5 for further details.

2.
In 2018, this included the reversal of assets with cost of £51 million and accumulated depreciation of £51 million disposed of in previous years that remain in use in the Group. It also included £334 million of adjustments from accumulated depreciation to cost for historical disposals relating to assets acquired as part of the KeySpan acquisition in 2008 which were disposed of in subsequent periods. Both of these adjustments have a nil net book value impact.

3.	Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), reclassifications from inventories and reclassifications between cost and accumulated depreciation.

	2019	2018
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	1,995	1,861
Net book value of assets held under finance leases (all relating to motor vehicles and office equipment)	241	253
Additions to assets held under finance leases (all relating to motor vehicles and office equipment)	38	58
Contributions to cost of property, plant and equipment included within:
Trade and other payables	87	85
Non-current liabilities	372	844
Contract liabilities – current	61	—
Contract liabilities – non-current	933	—
Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are, in general, as shown in the table below:

Years
Freehold and leasehold buildings	up to 103
Plant and machinery:
Electricity transmission plant and wires	10 to 100
Electricity distribution plant	29 to 85
Electricity generation plant	15 to 93
Interconnector plant and other	5 to 65
Gas plant – mains, services and regulating equipment	10 to 95
Gas plant – storage	5 to 65
Gas plant – meters	7 to 62
Motor vehicles and office equipment	up to 30